Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

(6) Derivative Financial Instruments:

Derivative financial instruments are used within the Partnership’s overall risk management program to manage certain interest rate and foreign currency risks. By utilizing a derivative instrument to hedge exposure to LIBOR rate changes, the Partnership is exposed to counterparty credit risk, in particular the failure of the counterparty to perform under the terms of the derivative contract. To mitigate this risk, hedging instruments are placed with a counterparty that the Partnership believes poses minimal credit risk. The Partnership does not use derivative financial instruments for trading purposes.

In the first quarter of 2016, the Partnership amended each of its four interest rate swap agreements to extend each of the maturities to December 31, 2020 and effectively convert $500 million of variable-rate debt to a rate of 2.64%. The amended interest rate swap agreements are not designated as hedging instruments. The fair market value of the Partnership’s swap portfolio was recorded within “Derivative Liability” on the unaudited condensed consolidated balance sheets as of March 25, 2018, December 31, 2017, and March 26, 2017 as follows:

(In thousands)	March 25, 2018	December 31, 2017	March 26, 2017
Derivatives not designated as hedging instruments:
Interest rate swaps	$(2,730)	$(8,722)	$(15,658)

Instruments that do not qualify for hedge accounting or were de-designated are prospectively adjusted to fair value each reporting period through “Net effect of swaps” in the unaudited condensed consolidated statements of operations and comprehensive income. The amounts that were previously recorded as a component of AOCI prior to the de-designation are reclassified to earnings, and a corresponding realized gain or loss will be recognized when the forecasted cash flow occurs. As a result of the first quarter 2016 amendments, the previously existing interest rate swap agreements were de-designated, and the amounts previously recorded in AOCI are being amortized into earnings through the original December 31, 2018 maturity. As of March 25, 2018, approximately $7.1 million of losses remain in AOCI related to the effective cash flow hedge contracts prior to de-designation, all of which will be reclassified to earnings within the next twelve months.

During the quarter ended March 25, 2018, the Partnership recognized $6.0 million of gains on the derivatives not designated as cash flow hedges and $2.4 million of expense representing the regular amortization of amounts in AOCI. The effect of these amounts resulted in a benefit to earnings of $3.6 million recorded in “Net effect of swaps”.

During the quarter ended March 26, 2017, the Partnership recognized $2.1 million of gains on the derivatives not designated as cash flow hedges and $2.4 million of expense representing the amortization of amounts in AOCI. The effect of these amounts resulted in a charge to earnings of $0.3 million recorded in “Net effect of swaps”.

(6) Derivative Financial Instruments:

Derivative financial instruments are used within the Partnership’s overall risk management program to manage certain interest rate and foreign currency risks. By utilizing a derivative instrument to hedge our exposure to LIBOR rate changes, the Partnership is exposed to counterparty credit risk, in particular the failure of the counterparty to perform under the terms of the derivative contract. To mitigate this risk, hedging instruments are placed with a counterparty that the Partnership believes poses minimal credit risk. The Partnership does not use derivative financial instruments for trading purposes.

In the first quarter of 2016, the Partnership amended each of its four interest rate swap agreements to extend each of the maturities by two years to December 31, 2020 and effectively convert $500 million of variable-rate debt to a rate of 2.64% . As a result of the amendments, the previously existing interest rate swaps were de-designated, and the amounts recorded in AOCI are being amortized into earnings through the original December 31, 2018 maturity. The amended interest rate swap agreements are not designated as hedging instruments.

The fair market value of the Partnership’s swap portfolio was recorded within “Derivative Liability” on the consolidated balance sheets as of December 31, 2017 and December 31, 2016 as follows:

(In thousands)	December 31, 2017	December 31, 2016
Derivatives not designated as hedging instruments:
Interest rate swaps	$(8,722)	$(17,721)

Derivatives Designated as Hedging Instruments

Changes in fair value of highly effective hedges are recorded as a component of AOCI in the balance sheet. Any ineffectiveness is recognized immediately in income. Amounts recorded as a component of accumulated other comprehensive income are reclassified into earnings in the same period the forecasted transactions affect earnings. As a result of the first quarter of 2016 amendments, the previously existing interest rate swap agreements were de-designated and the amended interest rate swap agreements were not designated as hedging instruments. As of December 31, 2017, the Partnership had no designated derivatives; therefore, no amount of designated derivatives are forecasted to be reclassified into earnings in the next twelve months.

Derivatives Not Designated as Hedging Instruments

Instruments that do not qualify for hedge accounting or were de-designated are prospectively adjusted to fair value each reporting period through “Net effect of swaps” within the consolidated statements of operations and comprehensive income. The amounts that were previously recorded as a component of AOCI prior to de-designation are reclassified to earnings, and a corresponding realized gain or loss is recognized when the forecasted cash flow occurs. As a result of the first quarter of 2016 amendments, the previously existing interest rate swap agreements were de-designated, and the amounts previously recorded in AOCI are being amortized into earnings through the original December 31, 2018 maturity. As of December 31, 2017, approximately $9.5 million of losses remained in AOCI related to the effective cash flow hedge contracts prior to de-designation, all of which will be reclassified to earnings within the next twelve months.

The following table summarizes the effect of derivative instruments on income and other comprehensive income for the years ended December 31, 2017 and December 31, 2016 :

(In thousands)	Amount of Gain (Loss) recognized in OCI on Derivatives (Effective Portion)		Amount and Location of Gain (Loss) Reclassified from Accumulated OCI into Income Effective Portion)			Amount and Location of Gain (Loss) Recognized in Income on Derivatives
Designated Derivatives	Year ended 12/31/17	Year ended 12/31/16	Designated Derivatives	Year ended 12/31/17	Year ended 12/31/16	Derivatives Not Designated	Year ended 12/31/17	Year ended 12/31/16

Interest rate swaps	$—	$(4,671)	Interest Expense	$—	$(851)	Met effect of swaps	$9,504	$9,868

During the year ended December 31, 2017, the Partnership recognized $9.5 million of gains on the derivatives not designated as cash flow hedges and $9.5 million of expense representing the regular amortization of amounts in AOCI. The net effect of these amounts resulted in an immaterial impact to earnings for the year recorded in “Net effect of swaps”.

During the year ended December 31, 2016, the Partnership recognized $9.9 million of gains on the derivatives not designated as cash flow hedges and $8.7 million of expense representing the regular amortization of amounts in AOCI. The net effect of these amounts resulted in a benefit to earnings for the year of $1.2 million recorded in “Net effect of swaps”.